Employee Benefit Plan, Tax Status - EPB 012 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Tax Status [Abstract]
Employee Benefit Plan, Tax Status	Tax Status
The Plan received a determination letter from the IRS dated February 22, 2016, stating that the Plan is qualified under Section 401(a) of the Code, and, therefore, the related trust is exempt from taxation. Subsequent to applying for this determination letter, the Plan was amended. The Plan Administrator believes the Plan, as amended, has been and is currently designed and being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan, as amended, is qualified and the related trust is tax-exempt.
Accounting principles generally accepted in the United States require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plan, and has concluded that there are no uncertain positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.
Employee Benefit Plan, Tax Status [Line Items]
Employee Benefit Plan, Tax Status	Tax Status
The Plan received a determination letter from the IRS dated February 22, 2016, stating that the Plan is qualified under Section 401(a) of the Code, and, therefore, the related trust is exempt from taxation. Subsequent to applying for this determination letter, the Plan was amended. The Plan Administrator believes the Plan, as amended, has been and is currently designed and being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan, as amended, is qualified and the related trust is tax-exempt.
Accounting principles generally accepted in the United States require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. Plan management has analyzed the tax positions taken by the Plan, and has concluded that there are no uncertain positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.